Income Taxes - Additional Information (Details)	5 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 20, 2021 USD ($)
Income Tax Examination [Line Items]
Provision for income taxes		$ 311,000	$ 0	$ 0
Income before income taxes		$ 90,106,000	$ 77,516,000	$ 32,995,000
Effective income tax rate, percent		0.34%	0.00%	0.00%
Statutory income tax rate, percent		21.00%	0.00%	0.00%
Investment in partnership	$ 16,951,000	$ 16,951,000	$ 0		$ 18,900,000
Percent of tax benefits with provided payment					0.90
Percent of tax benefits retained by company					0.10
Tax receivable agreement liability	300,000
Unrecognized tax benefits	0	0	$ 0
Income tax examination, penalties and interest accrued	0	0
Domestic Tax Authority
Income Tax Examination [Line Items]
Net operating loss carryovers	7,700,000	7,700,000
State and Local Jurisdiction
Income Tax Examination [Line Items]
Net operating loss carryovers	$ 4,900,000	$ 4,900,000